Fees Summary	Oct. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 400,000,000
Previously Paid Amount	0
Total Fee Amount	8,904.78
Total Offset Amount	0
Net Fee	$ 8,904.78
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A